Long-Term Investments	12 Months Ended
Dec. 31, 2023
Long-Term Investments.
Long-Term Investments
10.	Long-Term Investments

As of December 31, 2023, the Group’s long-term investments comprised of i) Long-term held-to-maturity investments and ii) equity securities without readily determinable fair value.

10.	Long-Term Investments (continued)

Components of long-term investments are as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Long-term held-to-maturity investments	—	178,153
Equity securities without readily determinable fair value	11,969	33,605
Total	11,969	211,758

Equity Securities Without Readily Determinable Fair Value

The Group invested less than 5% equity interest in certain preferred shares of private companies. These investments contain various right, including redemption right and a liquidation preference. As this investments were neither debt security nor in-substance common stock, they were accounted as equity securities without readily determinable fair values, were accounted for under the measurement alternative and were measured at cost, less impairment, subject to upward and downward adjustments resulting from observable price changes for identical or similar investments of the same issuer. In 2023, the Group conducted impairment assessment on its investments, and concluded that an investment in an equity security without readily determinable is qualitatively impaired. The Group determined the fair value of the investment based on income approach with significant unobservable inputs (level 3), which includes considering performance and financial position of the investee, such as investee's cash position, recent financing, as well as the financial and business performance. The Group recorded RMB784, RMB nil and RMB2,060 impairment on its equity securities without readily determinable fair value, with no observable price changes noted during the years ended December 31, 2021, 2022 and 2023, respectively.

The movement of the equity securities without readily determinable fair value is as follows:

Equity securities
without readily
determinable
fair value
RMB
Balances at January 1, 2021	2,741
Additions	9,900
Impairment	(784)
Foreign currency translation adjustment	(45)
Balances at December 31, 2021	11,812
Foreign currency translation adjustment	157
Balances at December 31, 2022	11,969
Additions	24,208
Impairment	(2,060)
Foreign currency translation adjustment	(512)
Balances at December 31, 2023	33,605